Business Segment Information - other non-current assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 364,100	$ 376,728
Africa
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	27,641	29,930
Americas
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	6
Canada
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	284,151	293,974
Asia
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	5	24
Europe
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 52,297	$ 52,800